Note 4 - Acquisitions (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
Aggregate
Acquisitions

Current assets, excluding cash	$15,372
Non-current assets	9,286
Current liabilities	6,653
Long-term liabilities	8,445
$9,560

Cash consideration, net of cash acquired of $7,278	$60,343
Acquisition date fair value of contingent consideration	3,962
Total purchase consideration	$64,305

Acquired intangible assets (note 11)
Finite life	$44,567
Goodwill (note 12)	$34,369
Redeemable non-controlling interest (note 18)	$24,191
Aggregate
Acquisitions

Current assets, excluding cash	$44,190
Non-current assets	49,817
Current liabilities	95,844
Long-term liabilities	82,920
$(84,757)

Cash consideration, net of cash acquired of $122,964	$1,007,297
Acquisition date fair value of contingent consideration	57,600
Total purchase consideration	$1,064,897

Acquired intangible assets (note 11)
Finite life	$714,775
Goodwill (note 12)	$936,122
Redeemable non-controlling interest (note 18)	$501,243
	Revenues	Net earnings

Actual from acquired entities for 2023	$41,029	$5,027
Supplemental pro forma for 2023 (unaudited)	4,354,159	140,120
Supplemental pro forma for 2022 (unaudited)	4,715,661	217,556